Derivative instruments - Changes in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative instruments
Fair value of contracts, beginning of year	$ 38,339	$ (70,713)
Reversal of opening contracts settled during the year	(62,735)	57,719
Assumed in acquisitions	0	(274)
Realized gain (loss) on contracts settled during the year	84,219	(111,258)
Unrealized gain during the year on contracts outstanding at the end of the year	5,308	51,607
Net receipt from counterparties on contract settlements during the year	(84,219)	111,258
Unrealized loss on derivatives designated as cash flow hedges	(1,071)
Unrealized gain on derivatives designated as net investment hedges	9,168
Fair value of contracts, end of year	(10,991)	38,339
Current derivative asset	55,645	95,667
Current derivative liability	(62,405)	(41,016)
Non-current derivative asset	20,127	1,215
Non-current derivative liability	$ (24,358)	$ (17,527)